Goodwill And Other Intangible Assets [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Carrying Amount Of Goodwill By Business Segment [Table Text Block]

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Krungsri	Global Markets	Total
				Other than MUAH	MUAH	Total
	(in millions)
Balance at March 31, 2012:
Goodwill	¥840,055	¥885,234	¥22,527	¥152,203	¥192,520	¥344,723	¥—	¥2,300	¥2,094,839
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	—	(1,740,556)

	—	—	7,792	151,671	192,520	344,191		2,300	354,283
Goodwill acquired during the fiscal year(2)	—	—	—	—	39,683	39,683	—	—	39,683
Foreign currency translation adjustments and other	—	—	—	—	23,990	23,990	—	—	23,990

Balance at March 31, 2013:
Goodwill	840,055	885,234	22,527	152,203	256,193	408,396	—	2,300	2,158,512
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	—	(1,740,556)

	—	—	7,792	151,671	256,193	407,864	—	2,300	417,956
Goodwill acquired during the fiscal year(2)	—	—	14,443	—	26,181	26,181	217,386	—	258,010
Impairment loss	—	—	(7,792)	—	—	—	—	—	(7,792)
Foreign currency translation adjustments and other	—	—	825	—	59,516	59,516	—	—	60,341

Balance at March 31, 2014:
Goodwill	840,055	885,234	37,795	152,203	341,890	494,093	217,386	2,300	2,476,863
Accumulated impairment losses	(840,055)	(885,234)	(22,527)	(532)	—	(532)	—	—	(1,748,348)

	¥—	¥—	¥15,268	¥151,671	¥341,890	¥493,561	¥217,386	¥2,300	¥728,515

Notes:

(1)	See Note 29 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with principal acquisitions.

Carrying Amount Of Other Intangible Assets By Major Class [Table Text Block]

	2013			2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,640,297	¥1,105,783	¥534,514	¥1,858,371	¥1,245,657	¥612,714
Core deposit intangibles	638,863	456,339	182,524	712,188	497,219	214,969
Customer relationships	233,360	136,603	96,757	380,674	147,774	232,900
Trade names	52,562	14,430	38,132	72,788	16,995	55,793
Other	4,899	2,744	2,155	8,754	2,562	6,192

Total	¥2,569,981	¥1,715,899	854,082	¥3,032,775	¥1,910,207	1,122,568

Intangible assets not subject to amortization:
Indefinite-lived trade names			3,037			3,037
Other			9,034			7,749

Total			12,071			10,786

Total			¥866,153			¥1,133,354

Estimated Aggregate Amortization Expense For Intangible Assets For Next Five Fiscal Years [Table Text Block]

(in millions)
Fiscal year ending March 31:
2015	¥231,427
2016	198,788
2017	170,098
2018	135,245
2019	95,218